Revenue (Narrative) (Details)	6 Months Ended
Feb. 28, 2019
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Explanation of whether practical expedient is applied for disclosure of transaction price allocated to remaining performance obligations	When estimating minimum transaction prices allocated to the remaining unfilled, or partially unfulfilled, performance obligations, Shaw applied the practical expedient to not disclose information about remaining performance obligations that have original expected duration of one year or less and for those contracts where we bill the same value as that which is transferred to the customer.
Costs to obtain contracts with customers [member] | Minimum [Member]
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Amortization period, Commission costs	24 months
Costs to obtain contracts with customers [member] | Maximum [Member]
Disclosure of assets recognised from costs to obtain or fulfil contracts with customers [line items]
Amortization period, Commission costs	36 months